Consolidated Balance Sheets (Parentheticals) - $ / shares		Oct. 31, 2025	Oct. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0025	$ 0.0025
Ordinary shares, shares authorized (in Shares)	[1]	489,900,000	489,900,000
Ordinary shares, share issued (in Shares)	[1]	6,632,441	4,715,419
Ordinary shares, share outstanding (in Shares)	[1]	6,632,441	4,715,419
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0025	$ 0.0025
Ordinary shares, shares authorized (in Shares)	[1]	10,100,000	10,100,000
Ordinary shares, share issued (in Shares)	[1]	100,000
Ordinary shares, share outstanding (in Shares)	[1]	100,000

[1]	Retroactively restated for twenty-five-for-one share consolidation on July 16, 2025. Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization